UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: MARCH 31, 2018

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)

TAX EXEMPT INCOME FUND

March 31, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—98.0%
		Alaska—.7%
$3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2020 (a)		$3,471,808
875	M	Northern Tobacco Securitization Settlement Rev. 5% 6/1/2046		874,965
				4,346,773
		Arizona—2.2%
875	M	Arizona State Indl. Dev. Auth. Rev. 5.5% 7/1/2052		842,327
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)		7,075,189
875	M	Glendale Indl. Dev. Auth. Rev. 5.25% 11/15/2046		885,832
5,000	M	Salt River Agric. Impt. & Pwr. 5% 1/1/2038		5,793,100
				14,596,448
		Arkansas—.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2019 (a)		5,173,300
		California—8.5%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2020 (a)		5,377,700
5,000	M	California State 5% 10/1/2039		5,736,750
700	M	California State Muni Fin. Rev. 5.5% 6/1/2053		715,169
5,000	M	5.25% 9/1/2030		5,721,700
5,000	M	5% 11/1/2030		5,669,200
10,000	M	5% 9/1/2035		11,605,800
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2018 (a)		5,045,650
770	M	Golden State Tobacco Securitization Settlement Rev. 5.75% 6/1/2047		774,551
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2018 (a)		5,059,050
5,000	M	Los Angeles Unif. Sch. Dist. GO 5.25% 7/1/2042		5,986,300
3,330	M	Los Angeles Water & Power TOB Trust 8.602% 7/1/2047 (b)		4,941,986
				56,633,856
		Colorado—1.6%
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034		5,181,850
5,000	M	Denver City & County 4% 9/15/2042		5,286,250
				10,468,100
		District of Columbia—.8%
5,000	M	District of Columbia GO 6% 6/1/2021		5,635,750
		Florida—10.7%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029		5,261,650
350	M	Capital Trust Agency Rev. 7% 10/1/2049		342,174
5,000	M	Duval County School Board COP 5.25% 7/1/2019 (a)		5,220,700
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038		5,590,420
875	M	Florida State Dev. Fin. Corp. Rev. 6.375% 6/1/2046		872,069
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2019 (a)		5,284,550
4,305	M	Lee County Airport Rev. 5% 10/1/2033		4,860,560
5,000	M	Manatee County School Board COP 5.625% 7/1/2021 (a)		5,591,550
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028		5,250,250
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2019 (a)		5,223,900
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2019 (a)		5,157,000
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2019 (a)		5,169,050
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2018 (a)		5,089,200
5,000	M	Orange County School Board COP 5.5% 8/1/2019 (a)		5,254,400
		Port Saint Lucie Utility Revenue:
4,525	M	5% 9/1/2018 (a)		4,589,979
475	M	5% 9/1/2029		481,308
850	M	VOA Lee County FL Indl. Dev. 5.75% 12/01/2052		865,691
875	M	Volusia County Indl. Dev. Auth. Rev. 7.25% 7/1/2053		873,749
				70,978,200
		Georgia—4.4%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030		5,445,700
		Atlanta Water & Wastewater Revenue:
3,420	M	5.25% 11/1/2019 (a)		3,611,486
9,040	M	5.5% 11/1/2019		9,579,688
1,580	M	5.25% 11/1/2034		1,661,607
5,000	M	5% 11/1/2035		5,705,150
3,440	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031		3,541,377
				29,545,008
		Hawaii—.8%
5,000	M	Hawaii State 4% 5/1/2037		5,288,600
		Illinois—5.4%
860	M	Chicago Board of Education GO 5% 12/1/2041		834,406
10,560	M	Chicago Board of Education Lease Certificates 6% 1/1/2020		10,949,136
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2021 (a)		5,624,900
		Illinois Finance Auth. Revenue:
875	M	Admiral Lake Project 5.5% 5/15/2054		882,429
3,000	M	Alexian Brothers Health 5.25% 4/14/2018 (a)		3,003,330
5,000	M	Children's Memorial Hospital 5.25% 8/15/2033		5,068,750
7,000	M	Northwestern Memorial Hospital 5.75% 8/15/2019 (a)		7,390,040
385	M	Windy City Portfolio 5.5% 12/01/2052		384,688
1,790	M	Regional Transportation Auth. 7.75% 6/1/2019		1,857,411
				35,995,090
		Indiana—1.5%
770	M	Anderson Econ. Dev. Rev. 6% 10/1/2042		806,637
455	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029		458,039
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2018 (a)		8,444,537
				9,709,213
		Kentucky—.8%
5,000	M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 6/1/2018 (a)		5,034,350
		Louisiana—.8%
6,475	M	Regional Trans. Auth. Zero Coupon 12/1/2021		5,429,352
		Maine—.3%
1,660	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039		1,722,300
		Massachusetts—2.8%
1,800	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028		1,862,334
5,000	M	Massachusetts State GO 5% 7/1/2037		5,730,650
5,000	M	Massachusetts State Health & Edl. Facs. Auth. Rev. 5% 7/1/2019 (a)		5,208,500
5,000	M	Massachusetts State Sch. Bldg. Auth. 5% 11/15/2046		5,721,500
				18,522,984
		Michigan—4.4%
4,970	M	Detroit Sewer Disp. Sys. Rev. 7.5% 7/1/2019 (a)		5,320,087
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2019 (a)		5,278,800
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2018 (a)		5,155,200
875	M	Michigan State Tobacco Settlement Fin. Auth. Rev. 6% 6/1/2048		875,875
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		5,364,495
6,300	M	Wayne County Airport Auth. Rev. 5% 12/1/2045		7,019,523
				29,013,980
		Missouri—.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2018 (a)		5,120,650
		Montana—.1%
780	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033		782,153
		Nevada—.8%
5,000	M	Clark County Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030		5,254,850
		New Jersey—5.0%
5,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040		5,544,650
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030		5,195,700
		New Jersey State Turnpike Auth. Revenue:
8,140	M	5% 7/1/2022 (a)		9,139,616
5,050	M	5% 1/1/2034		5,856,030
5,000	M	5% 1/1/2036		5,761,650
1,860	M	5% 1/1/2043		2,031,957
				33,529,603
		New Mexico—.8%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031		5,042,050
		New York—15.2%
		New York City General Obligation:
5,000	M	5% 3/1/2037		5,823,750
5,000	M	5% 12/1/2041		5,712,500
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		24,918,740
		New York City Trans. Fin. Auth. Rev. Future Tax:
7,500	M	5% 11/1/2038		8,188,875
5,000	M	5% 8/1/2042		5,599,750
		New York State Dorm. Auth. Revenue:
3,950	M	Cornell University 5% 7/1/2040		4,205,999
10,000	M	New York University 5.75% 7/1/2027		11,949,900
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2035		5,465,350
5,000	M	5% 2/15/2037		5,442,400
10,000	M	Sales Tax Revenue 5% 3/15/2042		11,653,200
10,000	M	Port Authority of New York & New Jersey 5% 10/15/2042		11,495,400
700	M	Suffolk Tobacco Asset Sec. Corp. Rev. 6.625% 6/1/2044		735,910
				101,191,774
		North Carolina—.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034		5,134,250
		Ohio—2.5%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2019 (a)		5,159,000
900	M	Buckeye Tobacco Settlement Fing. Auth. Rev. 5.875% 6/1/2047		889,875
1,975	M	Jefferson County GO 5.75% 12/1/2019		2,058,602
805	M	Lake County Port & Econ. Dev. Auth. Rev. 6.75% 12/1/2052		848,092
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034		5,144,350
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
780	M	6.125% 9/1/2028		782,278
1,400	M	5.85% 9/1/2033		1,419,656
				16,301,853
		Oklahoma—.8%
5,000	M	Oklahoma State Turnpike Auth. 5% 1/1/2042		5,671,500
		Pennsylvania—5.5%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025		5,401,400
875	M	Dauphin County Gen. Auth. Rev. 5% 10/15/2034		857,465
6,780	M	Delaware River Joint Toll Bridge Commission 5% 7/1/2047		7,697,334
875	M	Pennsylvania State Econ. Dev. Fing. Auth. Rev. 6.75% 12/1/2053 (c)		878,194
3,415	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5% 8/15/2042		3,847,100
		Pennsylvania State Turnpike Commission:
6,000	M	5% 12/1/2043		6,538,680
5,000	M	5% 12/1/2045		5,546,050
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		5,546,550
				36,312,773
		Rhode Island—1.1%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2019 (a)		7,283,150
		South Carolina—.8%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034		5,536,100
		Texas—7.9%
5,000	M	Coppell Ind. Sch. Dist. GO 5% 8/15/2042		5,851,100
3,330	M	Cypress-Fairbanks ISD TOB Trust 8.562% 2/15/2044 (b)		4,422,373
615	M	Hitchcock Independent School District GO 5.25% 2/15/2030		616,679
5,000	M	Houston General Obligation 4% 2/15/2042		5,247,350
4,730	M	Houston Utilities System Rev. 5.125% 5/15/2019 (a)		4,909,409
1,210	M	Houston Utilities Systems Wtr. & Swr. Rev. 5% 11/15/2027		1,213,340
5,610	M	Midlothian ISD 5% 2/15/2043		6,425,918
875	M	Newark Higher Ed. Fin. Corp. Rev. 5.125% 8/15/2047		876,304
5,000	M	North Texas Tollway Auth. Rev. 5% 1/1/2043		5,712,100
3,330	M	Northwest ISD TOB Trust 8.582% 2/15/2042 (b)		4,669,393
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035		5,337,700
5,000	M	State of Texas TOB Trust 6.405% 8/1/2035 (b)		5,395,700
875	M	Tarrant County Cultural Edu. Facs. Fin. Corp. Rev. 10% 3/15/2023		875,026
800	M	Woodloch Health Facs. Dev. Corp. 7.125% 12/1/2051		843,992
				52,396,384
		Utah—.8%
5,000	M	Central Utah Water Conservancy Dist. 4% 10/1/2039		5,283,300
		Virgin Islands—.1%
		Virgin Islands Public Fin. Auth. Revenue:
980	M	5% 10/1/2029		730,100
325	M	5% 10/1/2032		242,125
				972,225
		Virginia—.9%
875	M	Tobacco Settlement Fing. Corp. Rev. 5.2% 6/1/2046		875,639
5,000	M	Virginia State Commonwealth Trans. Brd. 4% 5/15/2042		5,257,400
				6,133,039
		Washington—2.8%
5,000	M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045		5,655,100
5,115	M	Pierce County School District TOB Trust Receipts 8.557% 12/1/2039 (b)		7,224,017
5,000	M	Washington State Health Care Facs. Auth. Rev. 6.375% 10/1/2033		5,123,400
800	M	Washington State Housing Fin. Comm. Rev. 7% 7/1/2045		857,496
				18,860,013
		West Virginia—.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 12/1/2018 (a)		4,612,365
		Wisconsin—4.1%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		13,799,760
825	M	Vista Grande Villa Public Fin. Auth. Rev. 6.5% 7/1/2050		869,129
6,905	M	Wisconsin State General Fund 5.75% 5/1/2019 (a)		7,211,375
5,000	M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041		5,433,150
				27,313,414
Total Value of Municipal Bonds (cost $623,134,221)			98.0%	650,824,750
Other Assets, Less Liabilities			2.0	13,310,193
Net Assets			100.0%	$664,134,943

At March 31, 2018, the cost of municipal investments for federal income tax purposes was $623,134,221. Accumulated net unrealized appreciation on investment was $27,690,529, consisting of $28,392,154 gross unrealized appreciation and $701,625 gross unrealized depreciation.

Portfolio of Investments (unaudited)

TAX EXEMPT OPPORTUNITIES FUND

March 31, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—99.3%
		Alabama—.4%
$1,000	M	Birmingham Special Care Facs. Fing. Auth. Rev. 6% 6/1/2019 (a)		$1,049,920
		Alaska—1.2%
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2019 (a)		3,180,360
375	M	Northern Tobacco Securitization Settlement Rev. 5% 6/1/2046		374,985
				3,555,345
		Arizona—1.4%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2018 (a)		1,263,750
375	M	Arizona State Indl. Dev. Auth. Rev. 5.5% 7/1/2052		360,998
375	M	Glendale Indl. Dev. Auth. Rev. 5.25% 11/15/2046		379,643
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2018 (a)		2,028,740
				4,033,131
		California—5.4%
		California State General Obligation:
2,000	M	5% 9/1/2036		2,316,300
5,000	M	5% 4/1/2037		5,546,300
1,000	M	California State Health Facs. Fing. Auth. Rev. 5% 11/15/2038 (c)		1,150,600
300	M	California State Muni Fin. Rev. 5.5% 6/1/2053		306,501
330	M	Golden State Tobacco Securitization Settlement Rev. 5.75% 6/1/2047		331,950
5,000	M	Los Angeles Unif. Sch. Dist. GO 5.25% 7/1/2042		5,986,300
				15,637,951
		Colorado—.4%
1,100	M	Fort Lupton Water Rev. 4% 12/1/2042		1,154,846
		Connecticut—.3%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030		1,000,000
		District of Columbia—1.1%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029		3,133,230
		Florida—6.1%
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030		5,735,000
3,000	M	Cape Coral Water & Sewer Rev. 4% 10/1/2042		3,076,350
150	M	Capital Trust Agency Rev. 7% 10/1/2049		146,646
375	M	Florida St. Dev. Fin. Corp Rev. 6.375% 6/1/2046		373,744
750	M	Florida St. Muni. Power Agy. Rev. 5% 10/1/2028		762,098
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028		3,596,014
375	M	Lee County Indl. Dev. Auth. Rev. 5.75% 12/1/2052		381,922
1,250	M	Manatee County School Dist. Rev. 5% 10/1/2032		1,438,350
1,500	M	Miami-Dade County Hlth. Facs. Auth. Rev. 5% 8/1/2042		1,677,675
375	M	Volusia County Indl. Dev. Auth. Rev. 7.25% 7/1/2053		374,464
				17,562,263
		Georgia—4.5%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030		5,445,700
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040		2,773,850
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2018 (a)		1,517,865
1,115	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031		1,147,859
2,000	M	Medical Center Hospital Auth. Rev. 6.5% 8/1/2018 (a)		2,031,700
				12,916,974
		Hawaii—2.1%
3,000	M	Hawaii State GO 5% 1/1/2037		3,520,200
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030		2,669,400
				6,189,600
		Illinois—3.6%
365	M	Chicago Board of Education GO 5% 12/1/2041		354,138
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2021 (a)		5,624,900
		Illinois State Fin. Auth. Revenue:
375	M	Admiral Lake Project 5.5% 5/15/2054		378,184
2,500	M	Trinity Health 5% 12/1/2021 (a)		2,768,100
165	M	Windy City Portfolio 5.5% 12/1/2052		164,866
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026		1,222,290
				10,512,478
		Indiana—.1%
330	M	Anderson Econ. Dev. Rev. 6% 10/1/2042		345,701
		Louisiana—1.8%
250	M	Louisiana Pub. Facs. Auth. Rev. (Tulane University) 4% 12/15/2050		256,465
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2018 (a)		1,511,205
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2019 (a)		1,032,930
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)		2,431,921
				5,232,521
		Massachusetts—1.9%
5,000	M	Massachusetts State GO 5% 8/1/2035		5,456,800
		Michigan—5.3%
5,000	M	Holland Elec. Rev. 5% 7/1/2039		5,427,750
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041		5,520,400
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029		1,097,180
375	M	Michigan State Tobacco Settlement Fin. Auth. Rev. 6% 6/1/2048		375,375
250	M	Saginaw County GO 4% 11/1/2042		260,712
2,500	M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042		2,735,250
				15,416,667
		Mississippi—2.1%
		Mississippi Dev. Bk. Special Obligation:
		Jackson County Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029		2,776,774
2,000	M	5.625% 7/1/2039		2,092,140
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030		1,215,350
				6,084,264
		Missouri—1.8%
		Kansas City Special Obligation Revenue:
4,000	M	5% 9/1/2034		4,156,400
1,000	M	5% 9/1/2037		1,038,530
				5,194,930
		Nebraska—.7%
2,000	M	Omaha Public Power Dist. Rev. 4% 2/1/2042		2,082,960
		New Jersey—7.9%
1,500	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2035		1,714,515
4,000	M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
		5.5% 12/15/2038		4,103,240
		New Jersey State Turnpike Authority Revenue:
10,000	M	4% 1/1/2043		10,325,900
6,000	M	5% 1/1/2045		6,650,220
				22,793,875
		New York—21.9%
3,000	M	Long Island Power Auth. Rev. 5% 9/1/2041		3,388,290
4,050	M	Nassau County GO 5% 4/1/2021 (a)		4,424,909
		New York City General Obligation:
3,000	M	5% 3/1/2037		3,494,250
5,000	M	5% 12/1/2038		5,732,900
		New York City Trans. Fin. Auth. Revenue:
5,000	M	5% 7/15/2037		5,521,700
7,000	M	5% 11/1/2038		7,642,950
		New York State Dormitory Auth. Revenue:
5,000	M	Columbia University 5% 10/1/2041		5,417,200
		Sales Tax Revenue:
5,000	M	5% 3/15/2039		5,849,950
5,000	M	5% 3/15/2042		5,826,600
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034		5,471,250
3,515	M	Saratoga County Cap. Res. Corp. Rev. 5% 7/1/2048		4,007,698
300	M	Suffolk Tobacco Asset Sec. Corp. Rev. 6.625% 6/1/2044		315,390
5,100	M	Triborough Bridge & Tunnel Auth. Rev. 5% 11/15/2045		5,926,149
				63,019,236
		North Carolina—1.8%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2019 (a)		3,092,130
		University of North Carolina at Asheville:
1,000	M	4% 6/1/2036		1,051,150
1,000	M	4% 6/1/2037		1,049,690
				5,192,970
		Ohio—2.3%
380	M	Buckeye Tobacco Settlement Fing. Auth. Rev. 5.875% 6/1/2047		375,725
345	M	Lake County Port & Econ. Dev. Auth. Rev. 6.75% 12/1/2052		363,468
250	M	Northeast Ohio Reg. Sch. Distr. Rev 4% 11/15/2043		260,997
5,000	M	University of Cincinnati 5% 6/1/2028		5,508,250
				6,508,440
		Oklahoma—2.0%
5,000	M	Oklahoma State Turnpike Auth. Rev. 5% 1/1/2042		5,671,500
		Pennsylvania—5.2%
5,000	M	Allegheny County Port Auth. Spl. Rev. 5.25% 3/1/2024		5,445,400
375	M	Dauphin County Gen. Auth. Rev. 5% 10/15/2034		367,485
		Delaware County Auth. Revenue:
1,100	M	5% 10/1/2037		1,262,030
1,500	M	5% 10/1/2042		1,708,320
375	M	Pennsylvania State Econ. Dev. Fing. Auth. Rev. 6.75% 12/1/2053 (c)		376,369
		Pennsylvania State Turnpike Comm. Revenue:
2,500	M	5% 12/1/2039		2,761,625
1,000	M	5% 12/1/2042		1,128,140
1,000	M	5% 12/1/2044		1,100,240
635	M	5% 12/1/2045		704,348
				14,853,957
		Rhode Island—.9%
1,415	M	Rhode Island Hth. & Edl. Bldg. Corp. Rev. 5.25% 9/15/2029		1,479,354
1,000	M	Rhode Island State Turnpike & Bridge Auth. Rev. 5% 10/1/2040		1,117,860
				2,597,214
		Texas—10.6%
		Arlington Special Tax Revenue:
1,000	M	5% 2/15/2036		1,151,230
1,500	M	5% 2/15/2038		1,713,195
3,295	M	Coppell Ind. Sch. Dist. GO 5% 8/15/2042		3,855,875
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030		5,692,100
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031		5,429,500
2,165	M	Little Elm Ind. Sch. Dist. GO 5% 8/15/2037		2,368,726
375	M	Newark Higher Ed. Fin. Corp. Rev. 5.125% 8/15/2047		375,559
		North Texas Tollway Auth. Revenue:
5,000	M	5% 1/1/2040		5,445,850
1,500	M	5% 1/1/2043		1,713,630
375	M	Tarrant County Cultural Edu. Facs. Fin. Corp. Rev. 10% 3/15/2023		375,011
2,000	M	West Travis County Public Utility Agy. Rev. 4% 8/15/2041		2,066,280
345	M	Woodloch Health Facs. Dev. Corp. 7.125% 12/1/2051		363,972
				30,550,928
		Utah—2.1%
4,255	M	Jordan Valley Water Conservancy Dist. Rev. 4% 10/1/2041		4,467,750
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2021 (a)		1,462,981
				5,930,731
		Virgin Islands—.1%
		Virgin Islands Public Fin. Auth. Revenue:
420	M	5% 10/1/2029		312,900
145	M	5% 10/1/2032		108,025
				420,925
		Virginia—2.3%
375	M	Tobacco Settlement Fing. Corp. Rev. 5.2% 6/1/2046		375,274
		Virginia Res. Auth. Infrastructure Revenue:
1,735	M	4% 11/1/2042		1,844,270
1,400	M	4% 11/1/2044		1,485,792
1,905	M	4% 11/1/2045		2,020,138
745	M	Western Virginia Reg. Jail. Auth. Rev. 5% 12/1/2037		848,130
				6,573,604
		Washington—1.4%
2,520	M	Pierce County School District TOB Trust 8.557% 12/1/2039 (b)		3,559,046
350	M	Washington State Housing Fin. Comm. Rev. 7% 7/1/2045		375,155
				3,934,201
		West Virginia—.5%
1,130	M	West Virginia State Water Dev. Auth. Rev. 5% 11/1/2036		1,300,653
		Wisconsin—.1%
350	M	Vista Grande Villa Public Fin. Auth. Rev. 6.5% 7/1/2050		368,722
Total Value of Municipal Bonds (cost $275,036,685)			99.3%	286,276,537
Other Assets, Less Liabilities			.7	1,892,099
Net Assets			100.0%	$288,168,636

At March 31, 2018, the cost of municipal investments for federal income tax purposes was $275,036,685. Accumulated net unrealized appreciation on investment was $11,239,852, consisting of $11,602,131 gross unrealized appreciation and $362,279 gross unrealized depreciation.

Portfolio of Investments (unaudited)

CALIFORNIA TAX EXEMPT FUND

March 31, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—99.6%
		Airport—7.8%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033		$1,072,180
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034		1,009,670
		San Jose Airport Revenue:
575	M	5% 3/1/2036		664,326
570	M	5% 3/1/2037		657,102
1,000	M	5% 3/1/2042		1,146,090
				4,549,368
		Appropriation—1.9%
1,000	M	Golden State Tobacco Settlement 5% 6/1/2045		1,123,870
		Education—4.9%
500	M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
		5.25% 12/1/2031		558,015
1,000	M	California State University Rev. 5% 11/1/2037		1,111,600
1,000	M	Los Angeles Unified School District 5.25% 7/1/2042		1,197,260
				2,866,875
		Electric—4.0%
2,000	M	Los Angeles Water & Power Rev. 5% 7/1/2036		2,334,020
		General Obligation—19.6%
		California State Various Purpose:
1,000	M	5% 9/1/2031		1,127,930
2,000	M	5% 4/1/2037		2,218,520
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029		1,047,620
1,000	M	Los Angeles Unified School District 5% 7/1/2040		1,141,190
1,000	M	Midpeninsula Regional Open Space District 4% 9/1/2043		1,059,420
300	M	Natomas Unified School District 5.95% 9/1/2021		319,977
1,000	M	New Haven Unified School District 5% 8/1/2040		1,134,170
1,000	M	San Diego Unified School District 5% 7/1/2040		1,151,090
1,000	M	San Francisco Bay Area 4% 8/1/2037		1,064,870
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032		1,104,780
				11,369,567
		Health Care—3.4%
		California Health Facs. Fin. Auth. Revenue:
250	M	Stanford Health Care 5% 11/15/2036		290,585
1,000	M	Sutter Health 5% 8/15/2043		1,122,840
500	M	California Statewide Communities Dev. Auth. Rev. 5.5% 8/15/2026		544,000
				1,957,425
		Lease—2.9%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029		548,790
1,000	M	5.5% 11/1/2030		1,160,350
				1,709,140
		Other Tax—5.2%
		Los Angeles County Metropolitan Trans. Auth. Revenue:
850	M	5% 6/1/2038		989,604
900	M	5% 7/1/2042		1,048,293
1,000	M	West Contra Costa Healthcare COP 5.375% 7/1/2024		1,001,960
				3,039,857
		Pre-Refunded/Escrowed-to-Maturity—37.4%
1,000	M	Alhambra Unified School District 5.25% 8/1/2019 (a)		1,048,960
500	M	Anaheim Public Fing. Auth. Rev. 5% 4/1/2021 (a)		548,125
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2023 (a)		1,144,480
		California Health Facs. Fin. Auth. Revenue:
1,000	M	6.5% 10/1/2018 (a)		1,024,590
1,000	M	5.125% 7/1/2020 (a)		1,075,540
500	M	5.25% 11/15/2020 (a)		546,440
		California State Public Works Lease Revenue:
1,000	M	5% 9/1/2022 (a)		1,131,920
1,000	M	5% 9/1/2023 (a)		1,153,670
1,000	M	California Statewide Communities Dev. Auth. Rev. 5.125% 7/1/2018 (a)		1,009,130
1,000	M	Centinela Valley Union School District 5% 8/1/2021 (a)		1,106,310
1,000	M	Chico Unified School District 5% 8/1/2018 (a)		1,011,810
1,000	M	College of the Sequoias 5.25% 8/1/2019 (a)		1,048,280
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2018 (a)		1,012,210
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2020 (a)		1,115,340
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2019 (a)		1,039,740
665	M	Los Angeles Wastewater System 5% 6/1/2020 (a)		711,796
1,000	M	Mojave Water Agency COP 5.5% 6/1/2019 (a)		1,045,970
1,000	M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2020 (a)		1,072,580
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2018 (a)		510,090
1,000	M	San Bernardino Community College District 6.5% 8/1/2018 (a)		1,016,190
200	M	San Francisco City & County Airport Rev. 5.25% 5/1/2018 (a)		200,602
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2021 (a)		1,113,630
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2019 (a)		1,030,550
				21,717,953
		Transportation—2.0%
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032		1,131,640
		Water/Sewer—10.5%
		Los Angeles Wastewater System Revenue:
335	M	5% 6/1/2027		358,279
1,000	M	5% 6/1/2035		1,153,040
1,000	M	Los Angeles Dept. of Water & Power 5% 7/1/2043		1,170,620
500	M	Metropolitan Water District So. Cal. 5% 7/1/2029		520,915
1,000	M	Orange Cnty Water District Rev. 4% 8/15/2041		1,054,980
1,000	M	San Diego County Water Auth. Rev. 5% 5/1/2033		1,123,140
660	M	San Francisco City & County Pub. Util. Comm. 5% 11/1/2035		731,419
				6,112,393
Total Value of Municipal Bonds (cost $54,965,060)			99.6%	57,912,108
Other Assets, Less Liabilities			.4	245,211
Net Assets			100.0%	$58,157,319

At March 31, 2018, the cost of municipal investments for federal income tax purposes was $54,965,060. Accumulated net unrealized appreciation on investment was $2,947,048, consisting of $2,951,884 gross unrealized appreciation and $4,836 gross unrealized depreciation.

Portfolio of Investments (unaudited)

CONNECTICUT TAX EXEMPT FUND

March 31, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—101.8%
		Appropriation—11.4%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034		$1,007,830
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
		(State Supported Child Care) 5% 7/1/2028		1,080,330
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024		1,754,463
				3,842,623
		Education—12.8%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Connecticut College 5% 7/1/2041		1,072,560
510	M	Greenwich Academy 5.25% 3/1/2032		617,503
1,300	M	Yale University 5% 7/1/2040		1,579,071
1,000	M	University of Connecticut 4.75% 2/15/2029		1,022,360
				4,291,494
		Electric—1.6%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2030		546,645
		General Obligation—11.4%
		Bloomfield:
500	M	4% 8/1/2030		547,220
485	M	4% 8/1/2031		527,898
		Stratford:
500	M	5% 7/1/2034		555,710
500	M	5% 7/1/2035		554,690
500	M	5% 7/1/2036		553,670
1,000	M	Waterbury 5% 12/1/2032		1,109,980
				3,849,168
		Health Care—4.9%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040		523,815
1,000	M	Trinity Health Corp. 5% 12/1/2045		1,123,760
				1,647,575
		Housing—1.5%
500	M	Connecticut State Housing Fin. Auth. 3.875% 11/15/2035		517,595
		Other Revenue—8.4%
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev. 5% 7/1/2037		1,125,960
		Connecticut State Revolving Fund:
500	M	5% 5/1/2034		584,570
510	M	4% 5/1/2036		538,616
500	M	5% 5/1/2037		579,370
				2,828,516
		Other Tax—5.5%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025		1,018,700
750	M	5% 8/1/2035		825,180
				1,843,880
		Pre-Refunded/Escrowed-to-Maturity—25.0%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2018 (a)		1,010,880
1,000	M	Loomis Chafee School 5% 7/1/2018 (a)		1,008,580
460	M	Middlesex Hospital 5% 7/1/2021 (a)		504,648
1,000	M	Quinnipiac University 5.75% 7/1/2018 (a)		1,010,400
1,000	M	Wesleyan University 5% 7/1/2020 (a)		1,072,800
800	M	William W. Backus Hospital 5% 7/1/2018 (a)		806,864
500	M	Yale-New Haven Hospital 5.25% 7/1/2020 (a)		537,995
855	M	Hartford 5% 4/1/2021 (a)		928,154
1,500	M	New Haven 5% 3/1/2019 (a)		1,543,155
				8,423,476
		Water/Sewer—19.3%
1,000	M	Greater New Haven Water Pollution Control 5% 8/15/2030		1,126,820
		Hartford Cnty. Met. Dist. Clean Water Project Revenue:
1,000	M	5% 4/1/2036		1,087,720
500	M	5% 11/1/2042		552,055
		South Central Connecticut Water System Revenue:
500	M	5% 8/1/2028		593,845
1,000	M	5.25% 8/1/2029		1,000,000
1,000	M	5% 8/1/2047		1,167,740
		Stamford Water Pollution Control Sys.& Fac. Revenue:
75	M	5% 9/15/2030		86,133
750	M	5.5% 8/15/2038		868,852
				6,483,165
Total Value of Municipal Bonds (cost $33,499,367)			101.8%	34,274,137
Other Assets, Less Liabilities			(1.8)	(600,745)
Net Assets			100.0%	$33,673,392

At March 31, 2018, the cost of municipal investments for federal income tax purposes was $33,499,367. Accumulated net unrealized appreciation on investment was $774,770, consisting of $886,618 gross unrealized appreciation and $111,848 gross unrealized depreciation.

Portfolio of Investments (unaudited)

MASSACHUSETTS TAX EXEMPT FUND

March 31, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—97.5%
		Education—25.3%
		Massachusetts State Dev. Fin. Agy. Revenue:
$1,000	M	Boston College 5% 7/1/2039		$1,157,750
500	M	Emerson College 5% 1/1/2038 (c)		557,835
1,000	M	Lesley University 5.25% 7/1/2033		1,092,010
500	M	Phillips Academy 5% 9/1/2038		563,155
1,000	M	Williams 4% 7/1/2046		1,048,020
315	M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028		328,718
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039		1,101,570
				5,849,058
		General Obligation—10.3%
1,000	M	Massachusetts State 5.5% 8/1/2030		1,267,070
500	M	Quincy 5% 12/1/2028		540,430
500	M	Worcester 5% 1/15/2030		574,165
				2,381,665
		Health Care—.7%
150	M	Massachusetts State Dev. Fin. Agy. Rev.
		(Partners Healthcare) 5% 7/1/2047		167,007
		Housing—4.6%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035		1,061,160
		Other Revenue—1.8%
350	M	Marthas Vineyard Land Bank 5% 5/1/2036		404,656
		Other Tax—4.8%
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032		1,100,050
		Pre-Refunded/Escrowed-to-Maturity—43.1%
800	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2018 (a)		806,864
1,000	M	Massachusetts State College Building Auth. 5% 5/1/2020 (a)		1,067,710
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	5.75% 9/1/2018 (a)		1,016,790
1,000	M	5.5% 11/15/2018 (a)		1,024,440
750	M	5.6% 10/1/2019 (a)		793,785
1,000	M	Massachusetts State Health & Edl. Facs. Auth. Rev.
		5.375% 8/1/2018 (a)		1,012,690
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2021 (a)		1,098,200
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2020 (a)		1,074,030
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2019 (a)		1,033,810
1,000	M	Springfield Water & Sewer Commission Rev. 5.75% 10/15/2018 (a)		1,022,540
				9,950,859
		Toll & Turnpike—4.5%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035		1,049,390
		Water/Sewer—2.4%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030		563,195
Total Value of Municipal Investments (cost $21,299,968)			97.5%	22,527,040
Other Assets, Less Liabilities			2.5	585,428
Net Assets			100.0%	$23,112,468

At March 31, 2018, the cost of municipal investments for federal income tax purposes was $21,299,968. Accumulated net unrealized appreciation on investment was $1,227,072, consisting of $1,228,356 gross unrealized appreciation and $1,284 gross unrealized depreciation.

Portfolio of Investments (unaudited)

MICHIGAN TAX EXEMPT FUND

March 31, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—98.9%
		Airport—4.3%
$750	M	Wayne County Airport Auth. Rev. 5% 12/1/2045		$835,658
		Combined Utility—2.8%
500	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029		544,740
		Education—8.6%
750	M	Eastern MI Univ Revs 4% 3/01/2034		784,913
300	M	Lansing Community College 4% 5/1/2035		314,352
500	M	Western Michigan University 5.25% 11/15/2033		568,250
				1,667,515
		Electric—3.1%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		596,055
		General Obligation—26.8%
350	M	Byron Center Public Schools 5% 5/1/2043		393,704
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,019,760
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,105,850
780	M	Novi Community School District 5% 5/1/2037		883,919
750	M	Saginaw GO Ltd. 4% 11/1/2042		782,138
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,002,120
				5,187,491
		Health Care—8.5%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029		1,080,150
500	M	Michigan St. Fin. Auth. Rev. 5% 12/1/2045		559,980
				1,640,130
		Lease—5.4%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,052,100
		Other Revenue—3.3%
550	M	University of Michigan 5% 4/1/2048		646,981
		Pre-Refunded/Escrowed-to-Maturity—33.2%
1,000	M	Detroit Michigan Sewer Disp. 7.5% 7/1/2019 (a)		1,070,440
200	M	Ferris State University 5% 10/1/2018 (a)		203,396
1,000	M	Grand Rapids Water Supply 5% 1/1/2019 (a)		1,025,560
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2019 (a)		1,049,550
1,000	M	Michigan State 5% 11/1/2018 (a)		1,019,760
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2018 (a)		1,031,040
1,000	M	Wyandotte Electric Rev. 5.25% 4/1/2019 (a)		1,035,770
				6,435,516
		Water/Sewer—2.9%
500	M	Saginaw Water Supply System Revenue 5% 7/1/2031		549,740
Total Value of Municipal Bonds (cost $18,409,799)			98.9%	19,155,926
Other Assets, Less Liabilities			1.1	220,237
Net Assets			100.0%	19,376,163

At March 31, 2018, the cost of municipal investments for federal income tax purposes was $18,409,799. Accumulated net unrealized appreciation on investment was $746,127 consisting of $753,528 gross unrealized appreciation and $17,401 gross unrealized depreciation.

Portfolio of Investments (unaudited)

MINNESOTA TAX EXEMPT FUND

March 31, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—99.1%
		Airport—1.4%
$250	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue 5% 1/1/2036		$289,445
		Appropriation—5.4%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029		1,103,570
		Education—13.1%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031		821,588
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Gustavus Adolphus College 5% 10/1/2047		562,290
710	M	Macalester College 4% 3/1/2042		748,645
500	M	University of St. Thomas 4% 10/1/2037		523,755
				2,656,278
		Electric—16.4%
		Minnesota St. Municipal Pwr. Agy. Elec. Revenue:
250	M	5.25% 10/1/2035		268,410
455	M	4% 10/1/2041		475,338
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
315	M	5% 1/1/2041		355,118
750	M	Rochester Elec. Util. Rev. 5% 12/1/2037		862,402
500	M	Saint Paul Hsg. & Redev. Energy Rev. 4% 10/1/2032		522,515
250	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5% 1/1/2041		281,188
500	M	Western Minnesota Municipal Pwr. Agy. 5% 1/1/2036		567,150
				3,332,121
		General Obligation—11.9%
750	M	Minneapolis Special Sch. Dist. #1 5% 2/1/2035		871,860
750	M	Mounds View Independent Sch. Dist. 4% 2/1/2041		784,043
325	M	Richfield Independent Sch. Dist. 4% 2/1/2040		340,005
400	M	Saint Francis Independent Sch. Dist. 4% 2/1/2037		418,208
				2,414,116
		Health Care—11.2%
465	M	Minneapolis Health Care Sys. Rev. 6.5% 11/15/2038		478,713
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030		789,735
500	M	Rochester Health Care Facs. Rev. 5% 11/15/2033		621,815
370	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029		392,133
				2,282,396
		Housing—4.0%
		Minnesota State Housing Finance Agency:
5	M	Multi-Family Housing 5.05% 7/1/2034		5,091
		Rental Housing Revenue:
250	M	5% 8/1/2030		257,455
300	M	5.05% 8/1/2031		317,862
220	M	5% 8/1/2033		233,814
				814,222
		Lease—4.0%
		Minnesota State Housing Finance Agency Revenue:
250	M	Nonprofit Housing Rev. 5% 8/1/2031		273,685
250	M	State Appropriation 5% 8/1/2036		283,388
250	M	Minnetonka Indpt. Sch. Dist. #276 COP 5% 3/1/2029		257,055
				814,128
		Other Tax—4.5%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		332,790
500	M	St. Paul Port Authority 5% 3/1/2036		577,250
				910,040
		Pre-Refunded/Escrowed-to-Maturity—27.2%
500	M	Bemidji 5% 2/1/2021 (a)		543,475
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2019 (a)		718,718
500	M	Minnesota State 5% 6/1/2018 (a)		502,835
1,000	M	Minnesota State 911 Rev. 5% 6/1/2018 (a)		1,005,580
		Minnesota State Higher Ed. Facs. Auth. Revenue:
250	M	Gustavus Adolfus College 5% 10/1/2019 (a)		262,010
500	M	Macalester College 5% 6/1/2020 (a)		535,185
		St. Cloud Health Care Revenue:
500	M	5.375% 5/1/2019 (a)		519,645
250	M	5.125% 5/1/2020 (a)		267,033
380	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2019 (a)		401,166
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2019 (a)		513,515
250	M	University of Minnesota 5.25% 12/1/2020 (a)		272,170
				5,541,332
Total Value of Municipal Bonds (cost 19,534,717)			99.1%	20,157,648
Other Assets, Less Liabilities			.9	191,548
Net Assets			100.0%	$20,349,196

At March 31, 2018, the cost of municipal investments for federal income tax purposes was $19,534,717. Accumulated net unrealized appreciation on investment was $622,931, consisting of $665,772 gross unrealized appreciation and $42,841 gross unrealized depreciation.

Portfolio of Investments (unaudited)

NEW JERSEY TAX EXEMPT FUND

March 31, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—100.6%
		Appropriation—10.3%
$1,000	M	Garden St. Preservation Trust Open Space & Farmland
		5.75% 11/1/2028		$1,188,810
		New Jersey State Health Care Facs. Fing. Auth. Revenue
		Hospital Asset Transformation Program:
780	M	5% 10/1/2028		792,854
1,000	M	5.75% 10/1/2031		1,049,940
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020		1,078,900
1,000	M	5.5% 12/15/2038		1,025,810
				5,136,314
		Education—14.3%
		Edgewater Board of Education:
500	M	4% 3/1/2037		531,855
560	M	4% 3/1/2040		588,235
		New Jersey Educational Facilities Auth. Revenue:
		Montclair State University:
1,000	M	5% 7/1/2036		1,118,260
1,000	M	5% 7/1/2039		1,115,480
1,500	M	Princeton University 4% 7/1/2035		1,630,365
1,000	M	Ramapo College 5% 7/1/2035		1,143,010
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030		1,039,140
				7,166,345
		General Obligation—15.3%
500	M	Bayonne 5% 7/1/2039		554,415
1,000	M	Belleville Township Board of Education 4% 9/1/2037		1,031,710
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039		1,127,460
1,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040		1,108,930
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027		1,236,900
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034		1,023,920
1,000	M	Livingston Twp. Sch. Dist. 5% 7/15/2037		1,127,840
415	M	Montclair Twp. 5% 1/1/2037		468,049
				7,679,224
		Health Care—4.4%
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
1,000	M	Hackensack Meridian Health 5% 7/1/2035		1,150,790
1,000	M	Virtua Health 5.5% 7/1/2038		1,043,910
				2,194,700
		Industrial Development Revenue/Pollution Control Revenue—3.7%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		1,852,862
		Lease—4.5%
1,000	M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024		1,158,370
1,000	M	Mercer County Impt. Auth. 5% 9/1/2040		1,111,620
				2,269,990
		Other Revenue—2.7%
190	M	Monmouth Cnty Impt. Auth. Rev. 5% 1/15/2029		205,728
1,000	M	Passaic Cnty Impt. Auth. Rev. 5% 5/1/2042		1,120,720
				1,326,448
		Pre-Refunded/Escrowed-to-Maturity—30.5%
1,000	M	Bayonne 5.25% 7/1/2019 (a)		1,043,500
1,000	M	Elizabeth 5.25% 4/15/2021 (a)		1,101,710
1,000	M	Jersey City 5% 1/15/2019 (a)		1,026,890
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (a)		1,024,190
810	M	Monmouth County Impt. Auth. 5% 1/15/2021 (a)		878,656
650	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2018 (a)		659,334
2,000	M	New Jersey State COP Equip. Lease Purchase Rev.
		5.25% 6/15/2019 (a)		2,082,960
		New Jersey State Educational Facs. Auth. Revenue:
3,000	M	5% 7/1/2018 (a)		3,025,350
1,000	M	5% 7/1/2019 (a)		1,041,700
220	M	New Jersey State Health Care Facs. Fing. Auth. Rev. 5% 10/1/2018 (a)		223,791
950	M	New Jersey State Turnpike Auth. 5% 1/1/2020 (a)		1,002,792
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2019 (a)		2,162,960
				15,273,833
		Toll & Turnpike—7.6%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030		1,118,200
		New Jersey St. Turnpike Auth. Revenue:
1,000	M	5% 1/1/2029		1,107,380
500	M	5% 1/1/2040		571,210
1,000	M	4% 1/1/2043		1,032,590
				3,829,380
		Transportation—7.3%
		Delaware River Joint Toll Bridge Commission:
1,000	M	5% 7/1/2033		1,159,500
250	M	5% 7/1/2034		289,002
		Port Authority of New York & New Jersey:
1,000	M	5% 10/15/2031		1,050,200
1,000	M	5% 10/15/2041		1,137,560
				3,636,262
Total Value of Municipal Bonds (cost $48,153,785)			100.6%	50,365,358
Excess of Liabilities Over Other Assets			(.6)	(305,639)
Net Assets			100.0%	$50,059,719

At March 31, 2018, the cost of municipal investments for federal income tax purposes was $48,153,785. Accumulated net unrealized appreciation on investment was $2,211,573, consisting of $2,262,829 gross unrealized appreciation and $51,256 gross unrealized depreciation.

Portfolio of Investments (unaudited)

NEW YORK TAX EXEMPT FUND

March 31, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—98.9%
		Appropriation—5.7%
$730	M	Hudson Yards Infra. Corp. 5.75% 2/15/2047		$795,634
1,000	M	New York City Transitional Fin. Auth. Bldg. Aid Rev. 5% 7/15/2033		1,106,490
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020		3,212,700
1,500	M	State University 5.25% 5/15/2021		1,622,280
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027		2,835,742
				9,572,846
		Education—20.7%
		Dutchess County Local Development Corp. Revenue:
1,000	M	5% 7/1/2035		1,159,500
1,000	M	5% 7/1/2036		1,156,880
1,000	M	5% 7/1/2037		1,154,260
		Madison County Capital Resource Corp. Revenue:
1,000	M	5% 7/1/2035		1,130,700
1,000	M	5% 7/1/2039		1,119,640
		Monroe Indl. Dev. Corp. Revenue:
1,000	M	5% 7/1/2037		1,157,750
6,500	M	4% 7/1/2043		6,738,875
		New York State Dormitory Authority Revenue:
1,930	M	Colgate University 6% 7/1/2021		2,060,024
1,000	M	Columbia University 5% 10/1/2041		1,083,440
3,000	M	Cornell University 5% 7/1/2040		3,194,430
		New York University:
1,610	M	6% 7/1/2018		1,627,710
2,000	M	5% 7/1/2030		2,239,040
2,000	M	5% 7/1/2036		2,309,100
1,000	M	5% 7/1/2037		1,108,120
2,000	M	5% 7/1/2039		2,298,020
500	M	Skidmore College 5% 7/1/2027		544,740
1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030		1,136,260
1,100	M	Schenectady County Cap. Res. Corp. 5% 1/1/2040		1,249,930
2,100	M	St. Lawrence County Ind. Dev. Agy. 5% 9/1/2047		2,349,522
				34,817,941
		Electric—3.5%
		Long Island Power Auth. Electric Revenue:
1,000	M	5% 9/1/2037		1,143,500
1,000	M	5% 9/1/2041		1,129,430
1,000	M	5% 9/1/2042		1,136,540
1,200	M	5% 9/1/2044		1,331,616
1,000	M	5% 9/1/2047		1,134,810
				5,875,896
		General Obligation—4.3%
1,000	M	Monroe County 5% 6/1/2029		1,036,230
		New York City General Obligation:
3,000	M	5% 12/1/2034		3,469,410
2,000	M	5% 3/1/2037		2,329,500
375	M	New York State Dormitory Authority Rev.
		School District Fin. Program 5.625% 10/1/2029		395,884
				7,231,024
		Health Care—1.5%
625	M	Dutchess County Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030		674,950
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025		1,219,606
500	M	6% 7/1/2036		526,410
				2,420,966
		Housing—2.2%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031		1,119,420
1,840	M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
		5% 11/1/2026		1,983,925
500	M	Westchester Cnty. Local Dev. Corp. Rev. 5% 6/1/2042		561,245
				3,664,590
		Lease—3.2%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029		1,291,850
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,046,850
2,500	M	New York State Dormitory Authority Rev. (Court Facs. Lease)
		5.5% 5/15/2027		3,066,800
				5,405,500
		Other Revenue—6.9%
2,000	M	New York City Transitional Fin. Auth. Bldg. Aid Rev. 5% 7/15/2043		2,320,860
3,565	M	New York State Dormitory Authority
		School Dist. Brd. Fing. 5% 10/1/2042		4,089,982
		Saratoga County Cap. Res. Corp. Revenue:
3,570	M	5% 7/1/2043		4,087,043
1,000	M	5% 7/1/2048		1,140,170
				11,638,055
		Other Tax—10.4%
		New York City Transitional Fin Auth Revenue:
2,500	M	5% 2/1/2028		2,706,575
1,000	M	5% 11/1/2033		1,073,950
3,000	M	5% 11/1/2038		3,275,550
2,000	M	5% 8/1/2042		2,239,900
1,000	M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040		1,125,100
		New York State Dormitory Authority Revenue:
2,000	M	Personal Income Tax 4% 2/15/2037		2,097,380
		Sales Tax Revenue:
3,500	M	5% 3/15/2038		3,867,185
1,000	M	5% 3/15/2042		1,131,910
				17,517,550
		Pre-Refunded/Escrowed-to-Maturity—23.1%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2019 (a)		520,635
550	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2020 (a)		586,894
1,270	M	Hudson Yards Infra. Corp. 5.75% 2/15/2021 (a)		1,407,630
5,000	M	Long Island Power Auth. 5.5% 5/1/2019 (a)		5,206,350
		Nassau County:
4,405	M	GO 5% 10/1/2019 (a)		4,617,277
3,000	M	Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (a)		3,065,010
		New York State Dormitory Authority Revenue:
1,000	M	Fordham University 5% 7/1/2028		1,099,720
1,000	M	Master Boces Program 5% 8/15/2019 (a)		1,045,760
995	M	Mental Health Svcs. Facs. 5% 8/15/2018 (a)		1,007,438
1,000	M	New York University 5% 10/1/2019 (a)		1,049,710
		Personal Income Tax Revenue:
3,000	M	5.75% 3/15/2019 (a)		3,118,620
2,500	M	5% 3/15/2019 (a)		2,581,250
1,200	M	Pratt Institute 5% 7/1/2019 (a)		1,249,440
3,025	M	School District Fing. Auth. 5.625% 10/1/2019 (a)		3,203,172
3,500	M	The New School 5.5% 7/1/2020 (a)		3,786,720
5,000	M	New York State Urban Dev. Corp. Rev.
		TOB Trust 6.415% 12/15/2018 (a) (b)		5,238,550
				38,784,176
		Toll & Turnpike—4.0%
2,330	M	New York State Thruway Auth. Rev. 5% 1/1/2035		2,706,155
3,500	M	Triborough Brdg. & Tunnel Auth. Rev. 5% 11/15/2036		4,066,720
				6,772,875
		Transportation—6.9%
3,000	M	Metropolitan Transportation Authority 5% 11/15/2042		3,468,060
		Port Authority of New York & New Jersey:
5,000	M	5% 10/15/2031		5,251,000
2,500	M	5% 10/15/2042		2,873,850
				11,592,910
		Water/Sewer—6.5%
		Buffalo Muni. Water Fin. Auth. Revenue:
500	M	5% 7/1/2029		571,655
250	M	5% 7/1/2030		284,420
250	M	5% 7/1/2031		283,373
300	M	5% 7/1/2032		338,169
		New York City Muni. Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,114,842
2,000	M	5% 6/15/2032		2,175,300
1,000	M	5% 6/15/2043		1,081,520
2,050	M	Saratoga County Water Sys. Rev. 4% 9/1/2048		2,133,189
		Western Nassau County Water Auth. Revenue:
500	M	5% 4/1/2034		560,660
300	M	5% 4/1/2035		335,394
				10,878,522
Total Market Value of Municipal Bonds (cost $159,504,451)			98.9%	166,172,851
Other Assets, Less Liabilities			1.1	1,801,048
Net Assets			100.0%	$167,973,899

At March 31, 2018, the cost of municipal investments for federal income tax purposes was $159,504,451. Accumulated net unrealized appreciation on investment was $6,668,400, consisting of $6,931,053 gross unrealized appreciation and $262,653 gross unrealized depreciation.

Portfolio of Investments (unaudited)

NORTH CAROLINA TAX EXEMPT FUND

March 31, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—100.9%
		Airport—3.5%
$880	M	Charlotte Airport Rev. 5% 7/1/2042		$1,021,134
		Appropriation—1.5%
425	M	Henderson County Limited Obligation 4% 10/1/2032		452,064
		Education—15.5%
		North Carolina State Capital Facs. Fin. Agy. Revenue:
500	M	4% 1/1/2038		530,630
1,000	M	5% 10/1/2040		1,161,190
500	M	5% 10/1/2041		572,080
		University of North Carolina at Asheville:
270	M	5% 6/1/2033		308,402
250	M	5% 6/1/2034		284,783
500	M	4% 6/1/2035		527,775
1,000	M	Western Carolina University 5% 10/1/2043 (c)		1,154,710
				4,539,570
		General Obligation—3.4%
		Burke County Limited Obligation:
250	M	4% 4/1/2032		265,725
200	M	4% 4/1/2033		211,138
500	M	4% 4/1/2035		523,870
				1,000,733
		Health Care—12.5%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034		1,026,850
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026		1,020,400
1,000	M	New Hanover County Hosp. Rev. 5% 10/1/2027		1,048,790
500	M	University of North Carolina Hosp. Chapel Hill Rev. 5% 2/1/2046		557,190
				3,653,230
		Lease—7.1%
1,000	M	Charlotte COP 5% 6/1/2029		1,037,520
1,000	M	Salisbury COP 5.625% 3/1/2026		1,032,820
				2,070,340
		Other Revenue—1.9%
500	M	North Carolina State Capital Facs. Fin. Agy. Rev. 5% 6/1/2038		549,470
		Pre-Refunded/Escrowed-to-Maturity—41.7%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2019 (a)		1,041,700
		Cabarrus County Certificate of Participation:
800	M	County Jail Lease 5.25% 6/1/2018 (a)		804,856
1,000	M	Installment Fing. Contract 5% 1/1/2019 (a)		1,025,560
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2018 (a)		1,022,850
465	M	Dare County Utilities Sys. Rev. 5% 2/1/2021 (a)		506,101
1,000	M	Durham County COP 5% 6/1/2019 (a)		1,038,470
500	M	Harnett County COP 5% 6/1/2019 (a)		519,235
1,000	M	Lincoln County 5.5% 6/1/2018 (a)		1,006,470
1,000	M	Monroe COP 5.5% 3/1/2019 (a)		1,035,580
140	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		144,557
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2019 (a)		1,027,950
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (a)		1,049,920
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2021 (a)		1,090,940
860	M	University of North Carolina Sys. Pool 5% 10/1/2018 (a)		874,603
				12,188,792
		Water/Sewer—13.8%
		Cary Combined Enterprise System Revenue:
500	M	4% 12/1/2037		532,370
400	M	4% 12/1/2038		425,272
1,000	M	Charlotte Water & Sewer Sys. Rev. 5% 7/1/2040		1,148,960
550	M	Greensboro Enterprise System Revenue 4% 6/1/2047		577,984
		Monroe Comb. Enterprise System Revenue:
210	M	4% 3/1/2035		218,791
150	M	4% 3/1/2037		155,578
400	M	Oak Island Enterprise Sys. Rev. 5% 6/1/2033		461,572
500	M	Winston-Salem Water & Sewer 4% 6/1/2047		527,055
				4,047,582
Total Market Value of Municipal Bonds (cost $28,764,618)			100.9%	29,522,915
Other Assets, Less Liabilities			(.9)	(262,652)
Net Assets			100.0%	$29,260,263

At March 31, 2018, the cost of municipal investments for federal income tax purposes was $28,764,618. Accumulated net unrealized appreciation on investment was $758,297, consisting of $776,576 gross unrealized appreciation and $18,279 gross unrealized depreciation.

Portfolio of Investments (unaudited)

OHIO TAX EXEMPT FUND

March 31, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—98.1%
		Education—17.0%
		Ohio State Higher Educational Facilities Revenue:
$750	M	Oberlin College 5% 10/1/2042		$851,655
500	M	University of Dayton Proj. 5.375% 12/1/2030		543,100
500	M	Ohio University General Receipts 5% 12/1/2034		576,100
1,000	M	University of Akron General Receipts 5% 1/1/2028		1,053,450
500	M	University of Cincinnati 5% 6/1/2045		570,530
				3,594,835
		General Obligation—20.9%
250	M	Carlisle Local School District 5% 12/1/2042		282,340
350	M	Cuyahoga Community College District 5% 12/1/2037		400,869
500	M	Defiance City School District 5% 12/1/2039		552,110
250	M	Euclid City School District 5.25% 1/15/2044		284,683
500	M	Hudson City School District 4% 12/1/2037		525,575
195	M	Jefferson County Jail Construction 5.75% 12/1/2019		203,254
1,000	M	Lebanon City School District 5.25% 12/1/2043		1,081,620
500	M	Madison Local School District Richland County 5% 12/1/2034		552,010
500	M	North Ridgeville City School District 4% 12/1/2044		518,660
				4,401,121
		Health Care—3.8%
		Franklin County Hospital Facs. Revenue:
250	M	Nationwide Children's Hospital 4% 11/1/2044		255,792
500	M	Ohio Health Corp. 5% 5/15/2030		559,165
				814,957
		Housing—.7%
145	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Rev. 6.125% 9/1/2028		145,423
		Other Revenue—7.6%
500	M	Hamilton Wastewater Sys. Rev. 4% 10/1/2041		517,350
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,088,370
				1,605,720
		Pre-Refunded/Escrowed-to-Maturity—32.1%
500	M	American Mun. Power Rev. 5.375% 2/15/2019 (a)		516,435
1,000	M	Beavercreek County School District 5% 6/1/2019 (a)		1,039,060
375	M	Montgomery County Rev. 5.5% 5/1/2019 (a)		390,233
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2021 (a)		1,091,650
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2018(a)		411,624
250	M	6.125% 12/1/2018(a)		257,470
1,000	M	St. Mary's City School District 5% 6/1/2018 (a)		1,005,670
1,000	M	Wapakoneta City School District 5% 6/1/2018 (a)		1,005,580
1,000	M	Youngstown State University General Receipts 5.25% 6/15/2019 (a)		1,042,700
				6,760,422
		Toll & Turnpike—4.3%
		Ohio State Turnpike Commission:
300	M	5% 2/15/2028		332,850
500	M	5% 2/15/2043		576,530
				909,380
		Water/Sewer—11.7%
500	M	Cincinnati Water Sys. Rev. 5% 12/1/2041		577,820
750	M	Northeast Regl. Sewer Dist. 4% 11/15/2043		782,993
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,099,160
				2,459,973
Total Value of Municipal Bonds (cost $19,998,931)			98.1%	20,691,831
Other Assets, Less Liabilities			1.9	390,628
Net Assets			100.0%	$21,082,459

At March 31, 2018, the cost of municipal investments for federal income tax purposes was $19,998,931. Accumulated net unrealized appreciation on investment was $692,900 consisting of $717,477 gross unrealized appreciation and $24,577 gross unrealized depreciation.

Portfolio of Investments (unaudited)

OREGON TAX EXEMPT FUND

March 31, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—98.1%
		Airport—4.1%
		Port of Portland Airport Revenue:
$1,000	M	5% 7/1/2031		$1,136,980
1,000	M	5% 7/1/2047		1,131,410
				2,268,390
		Appropriation—1.1%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029		622,941
		Education—7.4%
1,500	M	Oregon State Facs. Auth. Rev. (Reed College) 4% 7/1/2041		1,579,350
1,250	M	Oregon State Univ. Gen. Rev. 5% 4/1/2045		1,409,200
1,000	M	University of Oregon 5% 4/1/2045		1,132,080
				4,120,630
		Electric—3.9%
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038		2,196,920
		General Obligation—30.0%
1,000	M	Central Oregon Community College District 5% 6/15/2030		1,066,680
2,000	M	Clackamas County School District #12, 5% 6/15/2037		2,326,400
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021		1,105,530
1,000	M	Clackamas County School District #73 Lake Oswego 4% 6/1/2043		1,050,880
575	M	Columbia County School District #502, 5% 6/15/2036		670,352
450	M	Harrisburg 4% 6/1/2046		477,639
1,000	M	Linn County School District #55, 5.5% 6/15/2027		1,233,130
1,000	M	Marion County School District #103, 5% 6/15/2035		1,137,620
500	M	Multnomah County 4% 6/1/2047		525,840
1,000	M	Multnomah County School District #3, 5% 6/30/2035		1,091,050
1,225	M	Newport Zero Coupon 6/1/2029		866,148
1,000	M	North Marion County School District 5% 6/15/2035		1,174,580
		Oregon State:
250	M	5% 6/1/2037		292,620
1,000	M	5% 8/1/2042		1,166,060
500	M	Redmond Terminal Expansion Project 5% 6/1/2034		517,585
1,000	M	Umatilla County School District #16, 5% 6/15/2033		1,135,960
1,000	M	Washington County School District #15 Zero Coupon 6/15/2023		885,600
				16,723,674
		Health Care—10.3%
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028		1,074,230
1,650	M	Oregon State Facs. Auth. Rev. 5% 10/1/2045		1,840,691
		Oregon State Health Sciences Univ. Revenue:
1,500	M	5% 7/1/2032		1,655,790
1,000	M	5% 7/1/2034		1,163,890
				5,734,601
		Industrial Development Revenue/Pollution Control Revenue—1.0%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033		538,905
		Other Revenue—6.1%
2,000	M	Oregon State Dept. Admin. Svcs. Lottery Rev. 5% 4/1/2035		2,276,380
1,000	M	Seaside Transient Lodging Tax Rev. 5% 12/15/2037		1,154,610
				3,430,990
		Other Tax—1.0%
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030		546,045
		Pre-Refunded/Escrowed-to-Maturity—23.1%
		Beaverton School District #48J:
750	M	5% 6/1/2019 (a)		779,295
1,500	M	5.125% 6/1/2019 (a)		1,560,735
1,000	M	Chemeketa Community College District 5% 6/15/2018 (a)		1,007,040
1,000	M	Clackamas & Washington Counties School District #3, 5% 6/15/2019 (a)		1,039,740
1,000	M	Deschutes & Jefferson Counties School District #2J, 6% 6/15/2018 (a)		1,008,920
750	M	Lane County Met. Wastewater 5.25% 11/1/2018 (a)		766,110
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2020 (a)		541,790
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2018 (a)		1,000,000
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2020 (a)		1,072,800
1,000	M	Polk Marion & Benton Counties School District #13J, 5% 6/15/2019 (a)		1,040,350
1,000	M	Port of Portland Airport Rev. 5% 7/1/2018 (a)		1,008,450
1,000	M	Portland Sewer Sys. Rev. 4.75% 6/15/2018 (a)		1,006,540
1,000	M	Salem 5% 6/1/2019 (a)		1,038,470
				12,870,240
		Water/Sewer—10.1%
500	M	Hermiston Water & Sewer Sys. 5% 11/1/2034		554,870
		Portland Water Sys. Revenue:
2,000	M	4% 4/1/2034		2,139,760
500	M	5% 5/1/2034		544,080
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031		2,428,197
				5,666,907
Total Value of Municipal Bonds (cost $52,413,498)			98.1%	54,720,243
Other Assets, Less Liabilities			1.9	1,074,065
Net Assets			100.0%	$55,794,308

At March 31, 2018, the cost of municipal investments for federal income tax purposes was $52,413,498. Accumulated net unrealized appreciation on investment was $2,306,745, consisting of $2,348,637 gross unrealized appreciation and $41,892 gross unrealized depreciation.

Portfolio of Investments (unaudited)

PENNSYLVANIA TAX EXEMPT FUND

March 31, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—102.0%
		Appropriation—2.7%
$1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031		$1,031,430
		Education—12.9%
500	M	Centennial School District Bucks Cnty. 5% 12/15/2035 (c)		567,975
1,500	M	Delaware County Haverford College Rev. 5% 10/1/2042		1,708,320
500	M	Hatboro-Horsham School District 5% 9/15/2039		564,970
290	M	Penn. St. Higher Educ. Facs. Rev. 5% 8/15/2046		332,178
1,000	M	State College Area School District 5% 5/15/2044 (c)		1,154,890
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031		545,090
				4,873,423
		General Obligation—17.0%
250	M	Boyertown Area School District 5% 10/1/2036		278,550
1,000	M	Cheltenham Township School District 5% 3/15/2038		1,123,940
500	M	Cumberland Valley School District 5% 12/1/2035 (c)		562,790
900	M	Easton Area School District 5.2% 4/1/2028		900,000
1,000	M	Penn Delco School District 5% 6/1/2034		1,114,670
500	M	Peters Township School District 4% 9/1/2035		526,865
1,000	M	Pittsburgh 5% 9/1/2035		1,146,120
750	M	Scranton School District 4% 12/1/2037		771,795
				6,424,730
		Health Care—7.1%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029		1,046,080
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031		1,113,940
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032		545,725
				2,705,745
		Other Revenue—4.8%
1,000	M	Commonwealth Fing. Auth. 4% 6/1/2039		1,010,790
740	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035		787,885
				1,798,675
		Other Tax—4.3%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		1,089,080
500	M	Pittsburgh & Allegheny County Regl. Asset Dist. 5% 2/1/2031		530,060
				1,619,140
		Pre-Refunded/Escrowed-to-Maturity—36.4%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2020 (a)		1,083,580
1,000	M	Centennial Bucks County School District 5.125% 12/15/2018 (a)		1,025,050
260	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2020 (a)		281,083
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2019 (a)		1,039,900
1,000	M	Northampton County Auth. Rev. 5.5% 5/15/2019 (a)		1,043,200
1,000	M	Penn. St. Higher Educ. Facs. Rev. 5.5% 8/15/2018		1,014,170
		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	6% 6/1/2018 (a)		1,007,180
1,000	M	5% 6/1/2019 (a)		1,038,470
1,000	M	5% 12/1/2021 (a)		1,109,110
950	M	Philadelphia School District 6% 9/1/2018 (a)		967,318
1,000	M	Reading 6.25% 11/1/2018 (a)		1,026,910
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2021 (a)		1,116,030
1,000	M	Southcentral Gen. Auth. Rev. 6% 6/1/2018 (a)		1,007,009
1,000	M	West Mifflin Area School District 5.375% 10/1/2018 (a)		1,018,820
				13,777,830
		Toll & Turnpike—1.5%
500	M	Pennsylvania State Turnpike Comm. Rev. 5% 12/1/2037		567,590
		Transportation—3.9%
		Delaware River Joint Toll Bridge Comm. Revenue:
500	M	5% 7/1/2034		578,005
800	M	5% 7/1/2047		908,240
				1,486,245
		Water/Sewer—11.4%
500	M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040		561,975
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,044,560
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		546,105
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,109,310
1,020	M	West View Water Auth. Rev. 4% 11/15/2037		1,067,257
				4,329,207
Total Value of Municipal Bonds (cost $37,056,605)			102.0%	38,614,015
Excess of Liabilities Over Other Assets			(2.0)	(747,451)
Net Assets			100.0%	$37,866,564

At March 31, 2018, the cost of municipal investments for federal income tax purposes was $37,056,605. Accumulated net unrealized appreciation on investment was $1,557,410, consisting of $1,567,744 gross unrealized appreciation and $10,334 gross unrealized depreciation.

Portfolio of Investments (unaudited)

VIRGINIA TAX EXEMPT FUND

March 31, 2018

Principal Amount		Security		Value
		MUNICIPAL BONDS—98.4%
		Airport—3.4%
		Metropolitan Washington, D.C. Airport Auth. Sys. Revenue:
$1,000	M	5% 10/1/2026		$1,045,920
500	M	5% 10/1/2034		568,110
				1,614,030
		Appropriation—9.4%
1,000	M	Arlington County Indl. Dev. Auth. Rev. 5% 2/15/2043		1,149,890
2,000	M	Virginia State Commonwealth Trans. Rev. 4% 5/15/2036		2,126,380
1,000	M	Western Regional Jail Facs. Rev. 5% 12/1/2037		1,138,430
				4,414,700
		Combined Utility—1.2%
500	M	Richmond Public Util. Rev. 5% 1/15/2038		554,100
		Education—9.7%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043		1,091,790
500	M	Montgomery Cnty. Econ Dev. Auth. Rev. 4% 6/1/2036		525,840
2,500	M	University of Virginia 5% 4/1/2038		2,923,800
				4,541,430
		General Obligation—6.4%
1,000	M	Chesapeake 5% 8/1/2032		1,193,050
1,000	M	Norfolk 5% 10/1/2034		1,163,650
115	M	Portsmouth 5% 2/1/2035		128,105
500	M	Powhatan County 5% 1/15/2032		526,765
				3,011,570
		Health Care—3.5%
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043		1,097,490
500	M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035		561,280
				1,658,770
		Lease—3.2%
1,000	M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029		1,151,700
300	M	Virginia State Public Building Auth. Rev. 5% 8/1/2031		330,867
				1,482,567
		Other Revenue—13.3%
		Fairfax Cnty. Econ Dev. Auth. Revenue:
775	M	5% 4/1/2036		897,721
800	M	5% 4/1/2037		924,632
1,000	M	Hampton Roads Transportation Rev. 5% 7/1/2042		1,166,940
1,000	M	Rappahannock Regl. Jail Facs. Rev. 5% 10/1/2035		1,147,800
		Virginia St. Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2029		603,669
370	M	5% 11/1/2033		377,178
1,000	M	5% 11/1/2045		1,144,850
				6,262,790
		Other Tax—2.4%
1,000	M	New River Vy. Regl. Jail Facs. Rev. 5% 10/1/2038		1,144,150
		Pre-Refunded/Escrowed-to-Maturity—38.9%
1,000	M	Arlington County Indl. Dev. Auth. Rev. 5% 2/15/2020 (a)		1,061,120
1,000	M	Capital Regional Airport Rev. 5% 7/1/2018 (a)		1,008,700
1,000	M	Danville 5% 8/1/2019 (a)		1,044,330
1,000	M	Fairfax County Econ Dev. Auth. Rev. 5% 3/1/2021 (a)		1,090,940
1,000	M	Fairfax County Indl. Dev. Auth. Rev. 5.25% 5/15/2019 (a)		1,039,880
600	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2018 (a)		600,000
500	M	Hanover County 5.25% 1/15/2021 (a)		547,180
1,000	M	Hopewell 5.875% 7/15/2019 (a)		1,052,090
1,000	M	Norfolk 5% 8/1/2023 (a)		1,146,510
885	M	Portsmouth 5% 2/1/2023 (a)		1,000,484
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2021 (a)		558,120
1,000	M	Richmond Public Util. Rev. 5% 1/15/2019 (a)		1,026,100
1,000	M	Roanoke County Econ. Dev. Auth. Lease Rev. 5% 10/15/2018 (a)		1,018,840
1,750	M	Virginia State Commonwealth Trans. Rev. 5% 5/15/2021 (a)		1,919,505
1,000	M	Virginia State Public School Auth. Rev. 5% 8/1/2019 (a)		1,044,330
		Virginia State Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2018(a)		586,529
425	M	5% 11/1/2019(a)		446,123
1,000	M	Washington County Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2020 (a)		1,079,710
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2019 (a)		1,044,770
				18,315,261
		Toll & Turnpike—1.1%
500	M	Metropolitan Washington, D.C. Airport Auth. Rev. 5% 10/1/2053		532,915
		Water/Sewer—5.9%
1,000	M	Fairfax County Water Rev. 5% 4/1/2041		1,166,070
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		540,300
1,000	M	Norfolk Water Rev. 5% 11/1/2037		1,085,040
				2,791,410
Total Value of Municipal Bonds (cost $44,670,556)			98.4%	46,323,693
Other Assets, Less Liabilities			1.6	$774,972
Net Assets			100.0%	$47,098,665

At March 31, 2018, the cost of municipal investments for federal income tax purposes was $44,670,556. Accumulated net unrealized appreciation on investment was $1,653,137, consisting of $1,675,243 gross unrealized appreciation and $22,106 gross unrealized depreciation.

FOOTNOTES

(a) Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b) Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at March 31, 2018.

(c) A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

Summary of Abbreviations:

COP	Certificate of Participation

GO	General Obligation

TOB	Tender Option Bond

ISD	Independent School District

1. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers and other available information in determining value. If prices are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	-	$650,824,750	-
Tax Exempt Opportunities	-	286,276,537	-
California	-	57,912,108	-
Connecticut	-	34,274,137	-
Massachusetts	-	22,527,040	-
Michigan	-	19,155,926	-
Minnesota	-	20,157,648	-
New Jersey	-	50,365,358	-
New York	-	166,172,851	-
North Carolina	-	29,522,915	-
Ohio	-	20,691,831	-
Oregon	-	54,720,243	-
Pennsylvania	-	38,614,015	-
Virginia	-	46,323,693	-

*	The portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

2. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest Income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily.

3. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the Funds’ adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the period ending March 31, 2018, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended March 31, 2018, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the period ended March 31, 2018, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the period ended March 31, 2018, the Funds had no investments in MMD Rate Locks.

Item 2. Controls and Procedures

(a)       The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)        Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date: May 25, 2018